FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Maturity analysis of financial liabilities
Principal repayments on loan facility	$ 463,920	$ 182,000	$ 554,296	$ 666,492
Accounts payable and accrued liabilities	62,688		50,672
Lease obligations	15,087		839
RSU liability	3,811		1,502
Cash and cash equivalents	23,174		45,407	$ 56,285
1 year
Maturity analysis of financial liabilities
Lease obligations	6,549		277
2-3 years
Maturity analysis of financial liabilities
Lease obligations	6,689		527
4-5 years
Maturity analysis of financial liabilities
Lease obligations	1,849		$ 35
Liquidity risk
Maturity analysis of financial liabilities
Principal repayments on loan facility	382,000
Convertible notes	100,000
Accounts payable and accrued liabilities	48,411
Interest payments on loan facility	38,243
Lease obligations	15,087
Interest on convertible notes	5,616
RSU liability	3,811
Total financial liabilities	593,168
Cash and cash equivalents	23,174
Working capital deficit	66,805
Undrawn portion of the loan facility	16,392
Liquidity risk | 1 year
Maturity analysis of financial liabilities
Principal repayments on loan facility	66,667
Accounts payable and accrued liabilities	48,411
Interest payments on loan facility	16,273
Lease obligations	6,549
Interest on convertible notes	2,250
RSU liability	3,009
Total financial liabilities	143,159
Liquidity risk | 2-3 years
Maturity analysis of financial liabilities
Principal repayments on loan facility	315,333
Convertible notes	100,000
Interest payments on loan facility	21,970
Lease obligations	6,689
Interest on convertible notes	3,366
RSU liability	802
Total financial liabilities	448,160
Liquidity risk | 4-5 years
Maturity analysis of financial liabilities
Lease obligations	1,849
Total financial liabilities	$ 1,849